Lease - Lease payments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease.
Interest on lease liabilities	$ 10
Expense relating to variable lease payments	42
Expenses relating to short-term leases	15	$ 110
Expenses relating to leases of low-value assets	7	7
Total cash outflow for leases	$ 74	$ 117